LEASES - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
Cash paid in the measurement of operating lease liabilities	$ 5,973	$ 7,838	$ 4,216